Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
C000005590 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 14,533	$ 14,533	$ 14,533	$ 13,016	$ 9,862	$ 13,665	$ 9,614	$ 9,629	$ 9,809	$ 9,506	$ 8,323	$ 9,590	$ 10,000
Average Annual Return, Percent	11.65%	8.58%	3.81%
C000005587 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares (with sales charge)
Average Annual Return, Percent	5.51%	7.18%	3.03%
C000005587 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Account Value	$ 13,473	$ 13,473	$ 13,473	12,099	9,189	12,762	8,997	9,024	9,215	8,945	7,852	9,068	9,475
Average Annual Return, Percent	11.36%	8.35%	3.58%
C000005589 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares (with sales charge)
Average Annual Return, Percent	9.52%	7.52%	2.93%
C000005589 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares
Account Value	$ 13,352	$ 13,352	$ 13,352	11,990	9,106	12,743	9,050	9,153	9,418	9,219	8,155	9,491	10,000
Average Annual Return, Percent	10.52%	7.52%	2.93%
C000199787 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class K Shares
Account Value	$ 14,640	$ 14,640	$ 14,640	13,105	9,922	13,740	9,652	9,649	9,816	9,506	8,323	9,590	10,000
Average Annual Return, Percent	11.71%	8.70%	3.88%
C000005591 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R Shares
Account Value	$ 13,622	$ 13,622	$ 13,622	12,263	9,336	13,039	9,221	9,292	9,545	9,317	8,214	9,532	10,000
Average Annual Return, Percent	11.09%	7.95%	3.14%
MSCI EMU Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EMU Index
Account Value	$ 14,870	$ 14,870	$ 14,870	$ 13,563	$ 10,474	$ 13,786	$ 10,028	$ 10,765	$ 10,816	$ 10,229	$ 7,982	$ 9,070	$ 10,000
Average Annual Return, Percent	9.64%	6.67%	4.05%